Related parties - Summary of Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related Parties [Abstract]
Fees	$ 770,222	$ 736,198	$ 745,104
Total	$ 770,222	$ 736,198	$ 745,104